Condensed Consolidating Financial Information Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

LKQ Corporation (the "Parent") and certain of its 100% owned subsidiaries (the "Guarantors") have fully and unconditionally guaranteed, jointly and severally, the $600 million aggregate principal amount of the Company's Notes due on May 15, 2023. A Guarantor's guarantee will be unconditionally and automatically released and discharged upon the occurrence of any of the following events: (i) a transfer (including as a result of consolidation or merger) by the Guarantor to any person that is not a Guarantor of all or substantially all assets and properties of such Guarantor, provided the Guarantor is also released from its obligations with respect to indebtedness under the Credit Agreement or other indebtedness giving rise to the guarantee obligation; (ii) a transfer (including as a result of consolidation or merger) to any person that is not a Guarantor of the equity interests of a Guarantor or issuance by a Guarantor of its equity interests such that the Guarantor ceases to be a subsidiary, as defined in the Indenture, provided the Guarantor is also released from its obligations with respect to indebtedness under the Credit Agreement or other indebtedness giving rise to the guarantee obligation; (iii) the release of the Guarantor from all of its obligations with respect to indebtedness under the Credit Agreement or any other indebtedness giving rise to the guarantee obligation; and (iv) upon legal defeasance, covenant defeasance or satisfaction and discharge of the Indenture, as defined in the Indenture.

Presented below are the condensed consolidating financial statements of the Parent, the Guarantors, the non-guarantor subsidiaries (the "Non-Guarantors"), and the elimination entries necessary to present the Company's financial statements on a consolidated basis as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended, resulting from the guarantees of the Notes. Investments in consolidated subsidiaries have been presented under the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries, intercompany balances, and intercompany revenues and expenses. The condensed consolidating financial statements below have been prepared from the Company's financial information on the same basis of accounting as the consolidated financial statements, and may not necessarily be indicative of the financial position, results of operations or cash flows had the Parent, Guarantors and Non-Guarantors operated as independent entities.

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$35,966	$12,218	$59,153	$—	$107,337
Receivables, net	929	123,256	314,615	—	438,800
Intercompany receivables, net	4,719	—	1,236	(5,955)	—
Inventory	—	666,819	351,350	—	1,018,169
Deferred income taxes	4,774	45,643	2,712	—	53,129
Prepaid income taxes	11,444	—	2,381	—	13,825
Prepaid expenses and other current assets	361	23,291	20,739	—	44,391
Total Current Assets	58,193	871,227	752,186	(5,955)	1,675,651
Property and Equipment, net	737	412,699	118,461	—	531,897
Intangible Assets:
Goodwill	—	1,238,664	682,252	—	1,920,916
Other intangibles, net	—	57,398	97,031	—	154,429
Investment in Subsidiaries	2,303,747	254,421	—	(2,558,168)	—
Intercompany Notes Receivable	953,682	94,334	—	(1,048,016)	—
Other Assets	55,236	20,055	15,453	(12,578)	78,166
Total Assets	$3,371,595	$2,948,798	$1,665,383	$(3,624,717)	$4,361,059
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$413	$93,076	$191,411	$—	$284,900
Intercompany payables, net	—	1,236	4,719	(5,955)	—
Accrued expenses:
Accrued payroll-related liabilities	4,636	38,172	23,558	—	66,366
Other accrued expenses	27,813	57,245	61,583	—	146,641
Income taxes payable	—	—	16,473	—	16,473
Contingent consideration liabilities	—	1,875	47,400	—	49,275
Other current liabilities	286	14,339	3,110	—	17,735
Current portion of long-term obligations	24,421	3,906	32,796	—	61,123
Total Current Liabilities	57,569	209,849	381,050	(5,955)	642,513
Long-Term Obligations, Excluding Current Portion	1,021,876	5,925	223,131	—	1,250,932
Intercompany Notes Payable	—	611,004	437,012	(1,048,016)	—
Deferred Income Taxes	—	101,698	29,573	(12,578)	118,693
Contingent Consideration Liabilities	—	733	4,477	—	5,210
Other Noncurrent Liabilities	38,044	44,893	6,668	—	89,605
Stockholders’ Equity	2,254,106	1,974,696	583,472	(2,558,168)	2,254,106
Total Liabilities and Stockholders’ Equity	$3,371,595	$2,948,798	$1,665,383	$(3,624,717)	$4,361,059

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$18,396	$18,253	$23,121	$—	$59,770
Receivables, net	—	94,435	217,373	—	311,808
Intercompany receivables, net	1,781	5,970	—	(7,751)	—
Inventory	—	690,365	210,438	—	900,803
Deferred income taxes	4,778	45,255	3,452	—	53,485
Prepaid income taxes	26,538	—	2,999	—	29,537
Prepaid expenses and other current assets	1,065	16,608	11,275	—	28,948
Total Current Assets	52,558	870,886	468,658	(7,751)	1,384,351
Property and Equipment, net	970	408,944	84,465	—	494,379
Intangible Assets:
Goodwill	—	1,226,718	463,566	—	1,690,284
Other intangibles, net	—	61,815	44,900	—	106,715
Investment in Subsidiaries	1,923,997	142,334	—	(2,066,331)	—
Intercompany Notes Receivable	711,624	39,239	—	(750,863)	—
Other Assets	41,692	17,830	3,528	(15,323)	47,727
Total Assets	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$52	$97,678	$121,605	$—	$219,335
Intercompany payables, net	—	—	7,751	(7,751)	—
Accrued expenses:
Accrued payroll-related liabilities	3,731	25,697	14,972	—	44,400
Other accrued expenses	2,258	48,805	39,359	—	90,422
Income taxes payable	—	—	2,748	—	2,748
Contingent consideration liabilities	—	1,518	40,737	—	42,255
Other current liabilities	286	16,241	541	—	17,068
Current portion of long-term obligations	32,300	9,940	29,476	—	71,716
Total Current Liabilities	38,627	199,879	257,189	(7,751)	487,944
Long-Term Obligations, Excluding Current Portion	691,670	7,549	347,543	—	1,046,762
Intercompany Notes Payable	—	681,275	69,588	(750,863)	—
Deferred Income Taxes	—	102,702	14,896	(15,323)	102,275
Contingent Consideration Liabilities	—	2,500	45,254	—	47,754
Other Noncurrent Liabilities	36,450	35,383	2,794	—	74,627
Stockholders’ Equity	1,964,094	1,738,478	327,853	(2,066,331)	1,964,094
Total Liabilities and Stockholders’ Equity	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Three Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$876,862	$450,505	$(29,273)	$1,298,094
Cost of goods sold	—	522,176	287,284	(29,273)	780,187
Gross margin	—	354,686	163,221	—	517,907
Facility and warehouse expenses	—	79,565	28,784	—	108,349
Distribution expenses	—	73,752	35,841	—	109,593
Selling, general and administrative expenses	6,813	93,549	53,184	—	153,546
Restructuring and acquisition related expenses	—	411	1,795	—	2,206
Depreciation and amortization	65	14,014	6,739	—	20,818
Operating (loss) income	(6,878)	93,395	36,878	—	123,395
Other expense (income):
Interest expense, net	13,335	81	1,784	—	15,200
Intercompany interest (income) expense, net	(13,028)	5,593	7,435	—	—
Change in fair value of contingent consideration liabilities	—	(72)	784	—	712
Other expense (income), net	45	(912)	(695)	—	(1,562)
Total other expense, net	352	4,690	9,308	—	14,350
(Loss) income before (benefit) provision for income taxes	(7,230)	88,705	27,570	—	109,045
(Benefit) provision for income taxes	(2,867)	33,973	4,494	—	35,600
Equity in earnings of subsidiaries	77,808	5,656	—	(83,464)	—
Net income	$73,445	$60,388	$23,076	$(83,464)	$73,445
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Three Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$791,672	$249,248	$(24,213)	$1,016,707
Cost of goods sold	—	477,842	153,373	(24,213)	607,002
Gross margin	—	313,830	95,875	—	409,705
Facility and warehouse expenses	—	72,037	14,702	—	86,739
Distribution expenses	—	69,758	23,894	—	93,652
Selling, general and administrative expenses	4,876	85,360	30,813	—	121,049
Restructuring and acquisition related expenses	—	70	46	—	116
Depreciation and amortization	75	12,642	3,998	—	16,715
Operating (loss) income	(4,951)	73,963	22,422	—	91,434
Other (income) expense:
Interest expense, net	6,350	47	1,567	—	7,964
Intercompany interest (income) expense, net	(9,367)	7,124	2,243	—	—
Change in fair value of contingent consideration liabilities	—	(148)	2,040	—	1,892
Other income, net	(38)	(1,220)	(416)	—	(1,674)
Total other (income) expense, net	(3,055)	5,803	5,434	—	8,182
(Loss) income before (benefit) provision for income taxes	(1,896)	68,160	16,988	—	83,252
(Benefit) provision for income taxes	(1,228)	27,844	2,588	—	29,204
Equity in earnings of subsidiaries	54,716	4,113	—	(58,829)	—
Net income	$54,048	$44,429	$14,400	$(58,829)	$54,048
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Nine Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,698,008	$1,133,369	$(85,538)	$3,745,839
Cost of goods sold	—	1,593,764	707,884	(85,538)	2,216,110
Gross margin	—	1,104,244	425,485	—	1,529,729
Facility and warehouse expenses	—	240,389	71,091	—	311,480
Distribution expenses	—	224,266	95,767	—	320,033
Selling, general and administrative expenses	20,130	282,364	134,120	—	436,614
Restructuring and acquisition related expenses	—	750	6,641	—	7,391
Depreciation and amortization	187	41,568	16,095	—	57,850
Operating (loss) income	(20,317)	314,907	101,771	—	396,361
Other (income) expense:
Interest expense, net	29,589	621	6,077	—	36,287
Intercompany interest (income) expense, net	(34,318)	16,901	17,417	—	—
Loss on debt extinguishment	2,795	—	—	—	2,795
Change in fair value of contingent consideration liabilities	—	(936)	2,701	—	1,765
Other expense (income), net	172	(2,380)	471	—	(1,737)
Total other (income) expense, net	(1,762)	14,206	26,666	—	39,110
(Loss) income before (benefit) provision for income taxes	(18,555)	300,701	75,105	—	357,251
(Benefit) provision for income taxes	(7,199)	115,625	15,066	—	123,492
Equity in earnings of subsidiaries	245,115	15,496	—	(260,611)	—
Net income	$233,759	$200,572	$60,039	$(260,611)	$233,759

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Nine Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,415,328	$709,201	$(69,514)	$3,055,015
Cost of goods sold	—	1,410,926	434,584	(69,514)	1,775,996
Gross margin	—	1,004,402	274,617	—	1,279,019
Facility and warehouse expenses	—	211,861	42,178	—	254,039
Distribution expenses	—	210,315	67,076	—	277,391
Selling, general and administrative expenses	16,082	256,001	92,378	—	364,461
Restructuring and acquisition related expenses	—	1,808	750	—	2,558
Depreciation and amortization	222	36,703	10,036	—	46,961
Operating (loss) income	(16,304)	287,714	62,199	—	333,609
Other (income) expense:
Interest expense, net	18,262	20	4,405	—	22,687
Intercompany interest (income) expense, net	(27,964)	20,987	6,977	—	—
Change in fair value of contingent consideration liabilities	—	(83)	1,870	—	1,787
Other income, net	(32)	(2,665)	(716)	—	(3,413)
Total other (income) expense, net	(9,734)	18,259	12,536	—	21,061
(Loss) income before (benefit) provision for income taxes	(6,570)	269,455	49,663	—	312,548
(Benefit) provision for income taxes	(2,924)	106,473	9,962	—	113,511
Equity in earnings of subsidiaries	202,683	9,449	—	(212,132)	—
Net income	$199,037	$172,431	$39,701	$(212,132)	$199,037

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Three Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$73,445	$60,388	$23,076	$(83,464)	$73,445
Other comprehensive income, net of tax:
Foreign currency translation	28,514	13,130	28,104	(41,234)	28,514
Net change in unrecognized gains/losses on derivative instruments, net of tax	625	—	127	(127)	625
Total other comprehensive income	29,139	13,130	28,231	(41,361)	29,139
Total comprehensive income	$102,584	$73,518	$51,307	$(124,825)	$102,584

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Three Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$54,048	$44,429	$14,400	$(58,829)	$54,048
Other comprehensive income (loss), net of tax:
Foreign currency translation	10,182	3,880	9,485	(13,365)	10,182
Net change in unrecognized gains/losses on derivative instruments, net of tax	(1,242)	—	(166)	166	(1,242)
Total other comprehensive income	8,940	3,880	9,319	(13,199)	8,940
Total comprehensive income	$62,988	$48,309	$23,719	$(72,028)	$62,988

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Nine Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$233,759	$200,572	$60,039	$(260,611)	$233,759
Other comprehensive income, net of tax:
Foreign currency translation	6,330	3,386	7,107	(10,493)	6,330
Net change in unrecognized gains/losses on derivative instruments, net of tax	3,986	—	903	(903)	3,986
Total other comprehensive income	10,316	3,386	8,010	(11,396)	10,316
Total comprehensive income	$244,075	$203,958	$68,049	$(272,007)	$244,075

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Nine Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$199,037	$172,431	$39,701	$(212,132)	$199,037
Other comprehensive income (loss), net of tax:
Foreign currency translation	12,518	4,965	11,735	(16,700)	12,518
Net change in unrecognized gains/losses on derivative instruments, net of tax	(4,233)	—	(619)	619	(4,233)
Total other comprehensive income	8,285	4,965	11,116	(16,081)	8,285
Total comprehensive income	$207,322	$177,396	$50,817	$(228,213)	$207,322

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Nine Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$101,136	$195,524	$116,212	$(71,943)	$340,929
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1)	(40,824)	(20,301)	—	(61,126)
Proceeds from sales of property and equipment	—	1,032	427	—	1,459
Investment in unconsolidated subsidiary	—	—	(9,136)	—	(9,136)
Investment and intercompany note activity with subsidiaries	(418,205)	(84,893)	—	503,098	—
Acquisitions, net of cash acquired	—	(21,570)	(374,404)	—	(395,974)
Net cash used in investing activities	(418,206)	(146,255)	(403,414)	503,098	(464,777)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,647	—	—	—	13,647
Excess tax benefit from stock-based payments	15,998	—	—	—	15,998
Debt issuance costs	(16,830)	—	(82)	—	(16,912)
Proceeds from issuance of senior notes	600,000	—	—	—	600,000
Borrowings under revolving credit facility	315,000	—	84,758	—	399,758
Repayments under revolving credit facility	(616,000)	—	(129,313)	—	(745,313)
Borrowings under term loans	35,000	—	—	—	35,000
Repayments under term loans	(11,250)	—	—	—	(11,250)
Borrowings under receivables securitization facility	—	—	41,500	—	41,500
Repayments under receivables securitization facility	—	—	(111,500)	—	(111,500)
Repayments of other long-term debt	(925)	(7,983)	(10,610)	—	(19,518)
Payments of other obligations	—	(473)	(31,618)	—	(32,091)
Investment and intercompany note activity with parent	—	25,095	478,003	(503,098)	—
Dividends	—	(71,943)	—	71,943	—
Net cash provided by (used in) financing activities	334,640	(55,304)	321,138	(431,155)	169,319
Effect of exchange rate changes on cash and equivalents	—	—	2,096	—	2,096
Net increase (decrease) in cash and equivalents	17,570	(6,035)	36,032	—	47,567
Cash and equivalents, beginning of period	18,396	18,253	23,121	—	59,770
Cash and equivalents, end of period	$35,966	$12,218	$59,153	$—	$107,337
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Nine Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$134,934	$252,440	$(67,023)	$(138,279)	$182,072
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(45)	(47,446)	(13,145)	—	(60,636)
Proceeds from sales of property and equipment	—	458	234	—	692
Investment and intercompany note activity with subsidiaries	(48,690)	—	—	48,690	—
Acquisitions, net of cash acquired	—	(110,713)	(22,410)	—	(133,123)
Net cash used in investing activities	(48,735)	(157,701)	(35,321)	48,690	(193,067)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	14,187	—	—	—	14,187
Excess tax benefit from stock-based payments	11,071	—	—	—	11,071
Debt issuance costs	—	—	(175)	—	(175)
Borrowings under revolving credit facility	442,500	—	57,587	—	500,087
Repayments under revolving credit facility	(733,500)	—	(14,351)	—	(747,851)
Borrowings under term loans	200,000	—	—	—	200,000
Repayments under term loans	(14,375)	—	—	—	(14,375)
Borrowings under receivables securitization facility	—	—	77,272	—	77,272
Repayments of other long-term debt	(2,580)	(1,834)	(3,922)	—	(8,336)
Payments of other obligations	—	(600)	—	—	(600)
Investment and intercompany note activity with parent	—	47,754	936	(48,690)	—
Dividends	—	(138,279)	—	138,279	—
Net cash (used in) provided by financing activities	(82,697)	(92,959)	117,347	89,589	31,280
Effect of exchange rate changes on cash and equivalents	—	—	682	—	682
Net increase in cash and equivalents	3,502	1,780	15,685	—	20,967
Cash and equivalents, beginning of period	9,908	17,433	20,906	—	48,247
Cash and equivalents, end of period	$13,410	$19,213	$36,591	$—	$69,214

Condensed Consolidating Financial Information

On May 9, 2013, we completed an offering of $600 million aggregate principal amount of senior notes due on May 15, 2023 (the "Notes") in a private placement conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933. The Notes bear interest at a rate of 4.75% per year from the date of original issuance or from the most recent payment date on which interest has been paid or provided for. Interest on the Notes is payable in arrears on May 15 and November 15 of each year, beginning on November 15, 2013.

LKQ Corporation (the "Parent") and certain of its 100% owned subsidiaries (the "Guarantors") have fully and unconditionally guaranteed, jointly and severally, the Notes. A Guarantor's guarantee will be unconditionally and automatically released and discharged upon the occurrence of any of the following events: (i) a transfer (including as a result of consolidation or merger) by the Guarantor to any person that is not a Guarantor of all or substantially all assets and properties of such Guarantor, provided the Guarantor is also released from its obligations with respect to indebtedness under the Credit Agreement or other indebtedness giving rise to the guarantee obligation; (ii) a transfer (including as a result of consolidation or merger) to any person that is not a Guarantor of the equity interests of a Guarantor or issuance by a Guarantor of its equity interests such that the Guarantor ceases to be a subsidiary, as defined in the Indenture, provided the Guarantor is also released from its obligations with respect to indebtedness under the Credit Agreement or other indebtedness giving rise to the guarantee obligation; (iii) the release of the Guarantor from all of its obligations with respect to indebtedness under the Credit Agreement or any other indebtedness giving rise to the guarantee obligation; and (iv) upon legal defeasance, covenant defeasance or satisfaction and discharge of the Indenture, as defined in the Indenture.

Presented below are the condensed consolidating financial statements of the Parent, the Guarantors, the non-guarantor subsidiaries (the "Non-Guarantors"), and the elimination entries necessary to present the Company's financial statements on a consolidated basis as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended, resulting from the guarantees of the Notes. Investments in consolidated subsidiaries have been presented under the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries, intercompany balances, and intercompany revenues and expenses. The condensed consolidating financial statements below have been prepared from the Company's financial information on the same basis of accounting as the consolidated financial statements, and may not necessarily be indicative of the financial position, results of operations or cash flows had the Parent, Guarantors and Non-Guarantors operated as independent entities.
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$18,396	$18,253	$23,121	$—	$59,770
Receivables, net	—	94,435	217,373	—	311,808
Intercompany receivables, net	1,781	5,970	—	(7,751)	—
Inventory	—	690,365	210,438	—	900,803
Deferred income taxes	4,778	45,255	3,452	—	53,485
Prepaid income taxes	26,538	—	2,999	—	29,537
Prepaid expenses and other current assets	1,065	16,608	11,275	—	28,948
Total Current Assets	52,558	870,886	468,658	(7,751)	1,384,351
Property and Equipment, net	970	408,944	84,465	—	494,379
Intangible Assets:
Goodwill	—	1,226,718	463,566	—	1,690,284
Other intangibles, net	—	61,815	44,900	—	106,715
Investment in Subsidiaries	1,923,997	142,334	—	(2,066,331)	—
Intercompany Notes Receivable	711,624	39,239	—	(750,863)	—
Other Assets	41,692	17,830	3,528	(15,323)	47,727
Total Assets	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$52	$97,678	$121,605	$—	$219,335
Intercompany payables, net	—	—	7,751	(7,751)	—
Accrued expenses:
Accrued payroll-related liabilities	3,731	25,697	14,972	—	44,400
Other accrued expenses	2,258	48,805	39,359	—	90,422
Income taxes payable	—	—	2,748	—	2,748
Contingent consideration liabilities	—	1,518	40,737	—	42,255
Other current liabilities	286	16,241	541	—	17,068
Current portion of long-term obligations	32,300	9,940	29,476	—	71,716
Total Current Liabilities	38,627	199,879	257,189	(7,751)	487,944
Long-Term Obligations, Excluding Current Portion	691,670	7,549	347,543	—	1,046,762
Intercompany Notes Payable	—	681,275	69,588	(750,863)	—
Deferred Income Taxes	—	102,702	14,896	(15,323)	102,275
Contingent Consideration Liabilities	—	2,500	45,254	—	47,754
Other Noncurrent Liabilities	36,450	35,383	2,794	—	74,627
Stockholders’ Equity	1,964,094	1,738,478	327,853	(2,066,331)	1,964,094
Total Liabilities and Stockholders’ Equity	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$9,908	$17,433	$20,906	$—	$48,247
Receivables, net	—	214,805	66,959	—	281,764
Intercompany receivables, net	2,416	—	4,966	(7,382)	—
Inventory	—	595,223	141,623	—	736,846
Deferred income taxes	3,049	40,068	2,573	—	45,690
Prepaid income taxes	15,989	—	1,608	—	17,597
Prepaid expenses and other current assets	482	14,257	4,852	—	19,591
Total Current Assets	31,844	881,786	243,487	(7,382)	1,149,735
Property and Equipment, net	1,097	359,815	63,186	—	424,098
Intangible Assets:
Goodwill	—	1,080,358	395,705	—	1,476,063
Other intangibles, net	—	68,133	40,777	—	108,910
Investment in Subsidiaries	1,602,727	124,578	—	(1,727,305)	—
Intercompany Notes Receivable	781,338	—	—	(781,338)	—
Other Assets	35,283	15,771	2,324	(12,480)	40,898
Total Assets	$2,452,289	$2,530,441	$745,479	$(2,528,505)	$3,199,704
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$241	$92,218	$118,416	$—	$210,875
Intercompany payables, net	—	4,966	2,416	(7,382)	—
Accrued expenses:
Accrued payroll-related liabilities	11,076	30,520	11,660	—	53,256
Other accrued expenses	2,077	50,399	25,293	—	77,769
Income taxes payable	914	—	6,348	—	7,262
Contingent consideration liabilities	—	600	—	—	600
Other current liabilities	305	11,723	6,379	—	18,407
Current portion of long-term obligations	16,080	2,253	11,191	—	29,524
Total Current Liabilities	30,693	192,679	181,703	(7,382)	397,693
Long-Term Obligations, Excluding Current Portion	749,125	6,498	170,929	—	926,552
Intercompany Notes Payable	—	750,545	30,793	(781,338)	—
Deferred Income Taxes	—	89,497	11,779	(12,480)	88,796
Contingent Consideration Liabilities	—	3,111	78,671	—	81,782
Other Noncurrent Liabilities	28,386	30,404	2,006	—	60,796
Stockholders’ Equity	1,644,085	1,457,707	269,598	(1,727,305)	1,644,085
Total Liabilities and Stockholders’ Equity	$2,452,289	$2,530,441	$745,479	$(2,528,505)	$3,199,704

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$3,236,507	$976,710	$(90,287)	$4,122,930
Cost of goods sold	—	1,886,098	602,979	(90,287)	2,398,790
Gross margin	—	1,350,409	373,731	—	1,724,140
Facility and warehouse expenses	—	287,036	60,881	—	347,917
Distribution expenses	—	281,011	94,824	—	375,835
Selling, general and administrative expenses	21,098	346,596	127,897	—	495,591
Restructuring and acquisition related expenses	—	1,812	939	—	2,751
Depreciation and amortization	296	49,782	14,015	—	64,093
Operating (loss) income	(21,394)	384,172	75,175	—	437,953
Other (income) expense:
Interest expense	24,272	308	6,849	—	31,429
Intercompany interest (income) expense, net	(37,491)	27,377	10,114	—	—
Change in fair value of contingent consideration liabilities	—	(1,943)	3,586	—	1,643
Interest and other income, net	(43)	(3,638)	(605)	—	(4,286)
Total other (income) expense, net	(13,262)	22,104	19,944	—	28,786
(Loss) income before (benefit) provision for income taxes	(8,132)	362,068	55,231	—	409,167
(Benefit) provision for income taxes	(3,287)	140,150	11,079	—	147,942
Equity in earnings of subsidiaries	266,070	12,481	—	(278,551)	—
Net income	$261,225	$234,399	$44,152	$(278,551)	$261,225
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,975,275	$370,912	$(76,325)	$3,269,862
Cost of goods sold	—	1,721,419	232,775	(76,325)	1,877,869
Gross margin	—	1,253,856	138,137	—	1,391,993
Facility and warehouse expenses	—	261,260	32,163	—	293,423
Distribution expenses	—	257,395	30,231	—	287,626
Selling, general and administrative expenses	22,680	321,403	47,859	—	391,942
Restructuring and acquisition related expenses	—	3,438	4,152	—	7,590
Depreciation and amortization	239	44,724	4,966	—	49,929
Operating (loss) income	(22,919)	365,636	18,766	—	361,483
Other (income) expense:
Interest expense	21,839	99	2,369	—	24,307
Intercompany interest (income) expense, net	(36,018)	31,036	4,982	—	—
Loss on debt extinguishment	5,345	—	—	—	5,345
Change in fair value of contingent consideration liabilities	(2,000)	11	581	—	(1,408)
Interest and other income, net	(332)	(1,979)	(221)	—	(2,532)
Total other (income) expense, net	(11,166)	29,167	7,711	—	25,712
(Loss) income before (benefit) provision for income taxes	(11,753)	336,469	11,055	—	335,771
(Benefit) provision for income taxes	(6,034)	128,930	2,611	—	125,507
Equity in earnings of subsidiaries	215,983	3,036	—	(219,019)	—
Net income	$210,264	$210,575	$8,444	$(219,019)	$210,264
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,370,488	$113,369	$(13,976)	$2,469,881
Cost of goods sold	—	1,324,924	65,453	(13,976)	1,376,401
Gross margin	—	1,045,564	47,916	—	1,093,480
Facility and warehouse expenses	—	218,384	15,609	—	233,993
Distribution expenses	—	202,649	10,069	—	212,718
Selling, general and administrative expenses	20,873	272,797	16,558	—	310,228
Restructuring and acquisition related expenses	—	668	—	—	668
Depreciation and amortization	93	36,184	1,719	—	37,996
Operating (loss) income	(20,966)	314,882	3,961	—	297,877
Other (income) expense:
Interest expense	28,069	560	1,136	—	29,765
Intercompany interest (income) expense, net	(35,967)	34,816	1,151	—	—
Interest and other income, net	(129)	(1,548)	(336)	—	(2,013)
Total other (income) expense, net	(8,027)	33,828	1,951	—	27,752
(Loss) income before (benefit) provision for income taxes	(12,939)	281,054	2,010	—	270,125
(Benefit) provision for income taxes	(6,238)	108,737	508	—	103,007
Equity in earnings of subsidiaries	175,772	64	—	(175,836)	—
Income from continuing operations	169,071	172,381	1,502	(175,836)	167,118
Discontinued operations:
Income from discontinued operations, net of taxes	—	224	—	—	224
Gain on sale of discontinued operations, net of taxes	—	1,729	—	—	1,729
Income from discontinued operations	—	1,953	—	—	1,953
Net income	$169,071	$174,334	$1,502	$(175,836)	$169,071

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$261,225	$234,399	$44,152	$(278,551)	$261,225
Other comprehensive income (loss), net of tax:
Foreign currency translation	12,921	5,278	12,334	(17,612)	12,921
Net change in unrecognized gains/losses on derivative instruments, net of tax	(3,201)	—	(519)	519	(3,201)
Total other comprehensive income	9,720	5,278	11,815	(17,093)	9,720
Total comprehensive income	$270,945	$239,677	$55,967	$(295,644)	$270,945

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$210,264	$210,575	$8,444	$(219,019)	$210,264
Other comprehensive loss, net of tax:
Foreign currency translation	(4,273)	(1,440)	(3,790)	5,230	(4,273)
Net change in unrecognized gains/losses on derivative instruments, net of tax	(9,066)	—	(1,042)	1,042	(9,066)
Total other comprehensive loss	(13,339)	(1,440)	(4,832)	6,272	(13,339)
Total comprehensive income	$196,925	$209,135	$3,612	$(212,747)	$196,925

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (In thousands)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$169,071	$174,334	$1,502	$(175,836)	$169,071
Other comprehensive income, net of tax:
Foreign currency translation	3,078	1,517	2,706	(4,223)	3,078
Net change in unrecognized gains/losses on derivative instruments, net of tax	8,712	—	—	—	8,712
Reversal of unrealized gain on pension plan, net of tax	(15)	(15)	—	15	(15)
Total other comprehensive income	11,775	1,502	2,706	(4,208)	11,775
Total comprehensive income	$180,846	$175,836	$4,208	$(180,044)	$180,846

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$150,309	$289,013	$(74,085)	$(159,047)	$206,190
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(150)	(68,344)	(19,761)	—	(88,255)
Proceeds from sales of property and equipment	—	699	358	—	1,057
Investment and intercompany note activity with subsidiaries	(132,006)	—	—	132,006	—
Cash used in acquisitions, net of cash acquired	—	(183,716)	(81,620)	—	(265,336)
Net cash used in investing activities	(132,156)	(251,361)	(101,023)	132,006	(352,534)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	17,693	—	—	—	17,693
Excess tax benefit from stock-based payments	15,737	—	—	—	15,737
Debt issuance costs	(30)	—	(223)	—	(253)
Borrowings under revolving credit facility	612,700	—	129,681	—	742,381
Repayments under revolving credit facility	(832,700)	—	(22,702)	—	(855,402)
Borrowings under term loans	200,000	—	—	—	200,000
Repayments under term loans	(20,000)	—	—	—	(20,000)
Borrowings under receivables securitization facility	—	—	82,700	—	82,700
Repayments under receivables securitization facility	—	—	(2,700)	—	(2,700)
Payments of other obligations	(3,065)	(6,861)	(13,158)	—	(23,084)
Investment and intercompany note activity with parent	—	129,076	2,930	(132,006)	—
Dividends	—	(159,047)	—	159,047	—
Net cash (used in) provided by financing activities	(9,665)	(36,832)	176,528	27,041	157,072
Effect of exchange rate changes on cash and equivalents	—	—	795	—	795
Net increase in cash and equivalents	8,488	820	2,215	—	11,523
Cash and equivalents, beginning of period	9,908	17,433	20,906	—	48,247
Cash and equivalents, end of period	$18,396	$18,253	$23,121	$—	$59,770
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$72,199	$201,029	$4,341	$(65,797)	$211,772
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(922)	(79,474)	(6,020)	—	(86,416)
Proceeds from sales of property and equipment	2	1,557	184	—	1,743
Investment and intercompany note activity with subsidiaries	(347,005)	(93,985)	—	440,990	—
Cash used in acquisitions, net of cash acquired	—	(193,292)	(293,642)	—	(486,934)
Net cash used in investing activities	(347,925)	(365,194)	(299,478)	440,990	(571,607)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	11,919	—	—	—	11,919
Excess tax benefit from stock-based payments	7,973	—	—	—	7,973
Debt issuance costs	(10,874)	—	(174)	—	(11,048)
Borrowings under revolving credit facility	748,329	—	363,040	—	1,111,369
Repayments under revolving credit facility	(227,329)	—	(226,538)	—	(453,867)
Borrowings under term loans	250,000	—	—	—	250,000
Repayments under term loans	(563,079)	—	(37,385)	—	(600,464)
Payments of other obligations	(1,640)	(849)	(1,982)	—	(4,471)
Investment and intercompany note activity with parent	—	226,872	214,118	(440,990)	—
Dividends	—	(65,797)	—	65,797	—
Net cash provided by financing activities	215,299	160,226	311,079	(375,193)	311,411
Effect of exchange rate changes on cash and equivalents	—	—	982	—	982
Net (decrease) increase in cash and equivalents	(60,427)	(3,939)	16,924	—	(47,442)
Cash and equivalents, beginning of period	70,335	21,372	3,982	—	95,689
Cash and equivalents, end of period	$9,908	$17,433	$20,906	$—	$48,247
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$53,403	$163,533	$(2,115)	$(55,638)	$159,183
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(705)	(57,687)	(3,046)	—	(61,438)
Proceeds from sales of property and equipment	16	1,040	385	—	1,441
Proceeds from sale of businesses, net of cash sold	—	11,992	—	—	11,992
Investment and intercompany note activity with subsidiaries	(77,421)	—	—	77,421	—
Cash used in acquisitions, net of cash acquired	—	(121,384)	(22,194)	—	(143,578)
Net cash used in investing activities	(78,110)	(166,039)	(24,855)	77,421	(191,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,962	—	—	—	13,962
Excess tax benefit from stock-based payments	15,000	—	—	—	15,000
Debt issuance costs	(419)	—	—	—	(419)
Repayments under term loans	(7,037)	—	(439)	—	(7,476)
Payments of other obligations	(850)	(399)	(856)	—	(2,105)
Investment and intercompany note activity with parent	—	56,459	20,962	(77,421)	—
Dividends	—	(55,638)	—	55,638	—
Net cash provided by financing activities	20,656	422	19,667	(21,783)	18,962
Effect of exchange rate changes on cash and equivalents	—	—	221	—	221
Net decrease in cash and equivalents	(4,051)	(2,084)	(7,082)	—	(13,217)
Cash and equivalents, beginning of period	74,386	23,456	11,064	—	108,906
Cash and equivalents, end of period	$70,335	$21,372	$3,982	$—	$95,689